CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Revenues:
Total revenues	$ 6,807,000	$ 5,086,000	$ 11,001,000	$ 8,273,000	$ 21,215,000	$ 29,919,000
Cost of sales:
Total cost of sales	4,583,000	3,069,000	8,234,000	5,772,000	13,906,000	16,965,000
Gross profit	2,224,000	2,017,000	2,767,000	2,501,000	7,309,000	12,954,000
Operating expenses:
Selling, general and administrative	3,378,000	2,988,000	7,195,000	5,942,000	12,648,000	14,140,000
Research and development	888,000	755,000	1,741,000	1,165,000	3,003,000	1,850,000
Provision for doubtful accounts					659,000	0
Impairment of intangible assets	0	0	0	2,531,000	2,531,000	760,000
Depreciation and amortization	557,000	700,000	1,223,000	1,430,000	2,796,000	2,494,000
Total operating expenses	4,823,000	4,443,000	10,159,000	11,068,000	21,637,000	19,244,000
Operating loss	(2,599,000)	(2,426,000)	(7,392,000)	(8,567,000)	(14,328,000)	(6,290,000)
Other income:
Other income	57,000	0	1,004,000	56,000	862,000	100,000
Total other income	57,000	0	1,004,000	56,000	862,000	100,000
Loss from continuing operations before income taxes	(2,542,000)	(2,426,000)	(6,388,000)	(8,511,000)	(13,466,000)	(6,190,000)
(Provision) benefit for income taxes	(197,000)	530,000	(52,000)	188,000	(536,000)	(353,000)
Loss from continuing operations	(2,739,000)	(1,896,000)	(6,440,000)	(8,323,000)	(14,002,000)	(6,543,000)
Income (Loss) from discontinued operations, net of income taxes	79,000	(4,708,000)	(204,000)	(4,923,000)	(6,304,000)	(4,744,000)
Net loss	(2,660,000)	(6,604,000)	(6,644,000)	(13,246,000)	(20,306,000)	(11,287,000)
Preferred stock dividends	(682,000)	(559,000)	(1,266,000)	(1,118,000)	(2,254,000)	(2,050,000)
Net loss attributable to common stockholders	$ (3,342,000)	$ (7,163,000)	$ (7,910,000)	$ (14,364,000)	$ (22,560,000)	$ (13,337,000)
Net loss per common share—Basic
Continuing operations (in usd per share)	$ (0.25)	$ (0.20)	$ (0.56)	$ (0.78)	$ (1.30)	$ (0.71)
Discontinued operations (in usd per share)	0.01	(0.39)	(0.01)	(0.40)	(0.50)	(0.39)
Net loss (in usd per share)	(0.24)	(0.59)	(0.57)	(1.18)	(1.80)	(1.10)
Net loss per common share—Diluted
Continuing operations (in usd per share)	(0.25)	(0.20)	(0.56)	(0.78)	(1.30)	(0.71)
Discontinued operations (in usd per share)	0.01	(0.39)	(0.01)	(0.40)	(0.50)	(0.39)
Net loss (in usd per share)	$ (0.24)	$ (0.59)	$ (0.57)	$ (1.18)	$ (1.80)	$ (1.10)
Shares used in computing net loss per common share:
Basic (in shares)	13,774	12,182	13,767	12,177	12,519	12,143
Diluted (in shares)	13,774	12,182	13,767	12,177	12,519	12,143
Revenue from Contract with Customer, Product and Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Cost, Product and Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember